SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Deferred
Deferred	$ (883,200)	$ (1,427,337)	$ 1,744,749
Provision for income tax	184,818	729,506	1,978,217
CHINA
Current
Current	1,068,018	2,156,843	233,468
Deferred
Deferred	(883,200)	(1,427,337)	1,744,749
Provision for income tax	$ 184,818	$ 729,506	$ 1,978,217